VIRTUS MARKET NEUTRAL FUND
Virtus Market Neutral Fund
Investment Objective
The fund has an investment objective of long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 138 of the fund's prospectus and "Alternative Purchase Arrangements" on page 53 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VIRTUS MARKET NEUTRAL FUND	Class A	Class B		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	5.00%	[1]	1.25%	[1]	none
[1]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS MARKET NEUTRAL FUND	Class A	Class B	Class C	Class I
Management Fees	1.50%	1.50%	1.50%	1.50%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%	none
Dividends on Short Sales and Interest Expense	2.45%	2.45%	2.45%	2.45%
Remainder of Other Expenses	0.45%	0.45%	0.45%	0.45%
Total Other Expenses	2.90%	2.90%	2.90%	2.90%
Total Annual Fund Operating Expenses	4.65%	5.40%	5.40%	4.40%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after seven years. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - VIRTUS MARKET NEUTRAL FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	1,014	1,897	2,786	5,035
Class B	939	1,810	2,673	5,155
Class C	664	1,610	2,673	5,293
Class I	441	1,332	2,233	4,534

Expense Example, No Redemption - VIRTUS MARKET NEUTRAL FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	1,014	1,897	2,786	5,035
Class B	539	1,610	2,673	5,155
Class C	539	1,610	2,673	5,293
Class I	441	1,332	2,233	4,534

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 186% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund utilizes a unique market neutral style seeking to provide attractive performance in both up and down markets. The fund invests in what the subadviser believes to be undervalued companies with strong and improving business prospects while shorting companies the subadviser believes to have deteriorating business momentum and excessive valuations. The use of uncorrelated equity strategies across investing styles, market caps and industries may provide investors with more attractive risk adjusted returns, as compared with traditional equity investing.

The fund attempts to maintain minimal exposure to general market risk by always having both long and short positions in stocks. The fund uses a blended strategy, investing in both growth and value stocks of U.S. and foreign issuers of any capitalization, including those in emerging markets. In addition to purchasing or selling short individual securities, the fund may purchase or sell short any type of future or option related to such securities. The fund may also invest in exchange-traded funds (ETFs).

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>     Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>     Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>     Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

> Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>     Futures and Options Risk. The risk that the fund will incur a loss greater than the fund's investment in, or will experience greater share price volatility as a result of investing in, futures or options.

>     Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

> Short Sales Risk. The risk that a fund may experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter: Q3/2002: 8.66%	Worst Quarter: Q4/2002: -12.08%

Average Annual Total Returns (for the periods ended 12/31/11; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - VIRTUS MARKET NEUTRAL FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	(16.68%)	(3.66%)	(1.44%)
Class A Return After Taxes on Distributions	(16.68%)	(3.82%)	(1.56%)
Class A Return After Taxes on Distributions and Sale of Fund Shares	(10.84%)	(3.10%)	(1.23%)
Class B	(15.86%)	(3.49%)	(1.61%)
Class C	(12.31%)	(3.27%)	(1.59%)
Class I	(11.38%)			(4.92%)	Oct. 01, 2009
Class I S&P 500 Index (reflects no deduction for fees, expenses or taxes)				11.57%
Class I Citigroup 90-Day Treasury Bill Index (reflects no deduction for fees, expenses or taxes)				0.10%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Citigroup 90-Day Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.08%	1.36%	1.85%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Citigroup 90-Day Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The 90-Day Treasury Bill Index is an average of the last three three-month Treasury bill issues.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.